OPPENHEIMER TOTAL RETURN FUND
              Supplement dated August 1, 1997 to the
     Statement of Additional Information dated April 18, 1997


The Statement of Additional Information is amended as follows:

1. The second biographical paragraph in the section "How the Fund is Managed " on page 17 for Diane Sobin is replaced with the following:

John P. Doney, Vice President and Portfolio Manager
Vice President of the Manager; formerly Senior Vice President and
Chief Investment Officer - Equities of National Securities &
Research Corporation (mutual fund adviser) and Vice President of the National Affiliated Investment Companies.


August 1, 1997                                         PX0420.004

               OPPENHEIMER TOTAL RETURN FUND, INC.
              Supplement dated August 1, 1997 to the
                 Prospectus dated April 18, 1997

The Prospectus is changed as follows:

1. This Prospectus Supplement replaces Prospectus Supplement dated May 1, 1997.

2.   The first footnote under the "Shareholder Transaction
Expenses" table on page 3 is replaced with the following:

       (1)  If you invest $1 million or more
       ($500,000 or more for purchases by "Retirement
       Plans", as defined in "Class A Contingent
       Deferred Sales Charge" on page 33) in Class A shares, you may have to pay a sales charge of up to 1% if you sell your shares within 12 calendar months (18 months for shares purchased prior to May 1, 1997) from the end of the calendar month during which you purchased those shares. See "How to Buy
       Shares - Buying Class A Shares", below.

3. The forth sentence in the sub-section captioned "Who Manages the Fund" in "A Brief Overview of the Fund" on page 6 is revised to read as follows:

     The Fund's portfolio managers are Bruce Bartlett and John
Doney , who are employed by the Manager.

4. The sub-section captioned "Portfolio Manager" in "How the Fund is Managed-The Manager and Its Affiliates" on page 22 is revised as follows:

     Effective July 18, 1997, the Fund's portfolio managers are Bruce Bartlett and John Doney. Messrs. Bartlett and Doney are the persons primarily responsible for the day-to-day management of the Fund's portfolio. Each of them is a Vice President of the Manager and serves as a Vice President and Portfolio Manager of the Fund. Mr. Bartlett was previously a Vice President and Senior Portfolio Manager with First of America Investment Corporation. Mr. Doney was previously Senior Vice President and Chief Investment Officer - Equities of National Securities & Research Corporation (mutual fund adviser) and Vice President of the National Affiliated Investment Companies.

5.   The second sentence in  "Class A Shares" under "Classes of
Shares" on page 28 is replaced by  the following:

     If you purchase Class A shares as part of an investment of at least $1 million ($500,000 for Retirement Plans) in shares of one or more Oppenheimer funds, you will not pay an initial sales charge, but if you sell any of those shares within 12 months of buying them (18 months if the shares were purchased prior to May 1, 1997), you may pay a contingent deferred sales charge.

6. The following sentence is added to the end of "Which Class of Shares Should You Choose? - How Does It Affect Payments To My
Broker?"  on page 31:

     The Distributor may pay additional periodic compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

7. The first sentence in the second paragraph of "Buying Class A Shares - Class A Contingent Deferred Sales Charge" on page 33 is replaced by the following:

     The Distributor pays dealers of record commission on those purchases in an amount equal to (i) 1.0% for non-Retirement Plan accounts, and (ii) for Retirement Plan accounts, 1.0% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of purchases over $5 million, calculated on a calendar year basis.

8.   In the third paragraph of "Buying Class A Shares - Class A
Contingent Deferred Sales Charge" on page 33, the first sentence is replaced by the following:

     If you redeem any of those shares purchased prior to May 1, 1997, within 18 months of the end of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds.
     A Class A contingent deferred sales charge may be deducted from the redemption proceeds of any of those shares purchased on or after May 1, 1997 that are redeemed within 12 months of the end of the calendar month of their purchase.

9. The third sub-paragraph in "Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions" on page 37 is replaced by the following:

              if, at the time of purchase of shares (prior to May 1, 1997) the dealer agreed in writing to accept the dealer's portion of the sales commission in installments of 1/18th of the commission per month (and no further commission will be payable if the shares are redeemed within 18 months of purchase);

             if, at the time of purchase of shares (on or after May 1, 1997) the dealer agrees in writing to accept the dealer's portion of the sales commission in installments of 1/12th of the commission per month (and no further commission will be payable if the shares are redeemed within 12 months of purchase);

10. The last two sub-paragraphs at the end of "Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions" on page 36 are hereby revised to read as follows:

             for distributions from Retirement Plans having
     500 or more eligible participants, except distributions due to termination of all of the Oppenheimer funds as an investment option under the Plan; and

             for distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.


11. The following sentence is added as a new fourth sentence to the fifth paragraph in "Distribution and Service Plans for Class B and Class C Shares" on page 40:

     If a dealer has a special agreement with the Distributor, the Distributor will pay the Class B service fee and the asset-based sales charge to the dealer quarterly in lieu of paying the sales commission and service fee advance at the time of purchase.

12. The following sentence is added to the end of the fifth paragraph of "Distribution and Service Plans for Class B and Class C shares" on page 40:

     If a dealer has a special agreement with the Distributor, the Distributor shall pay the Class C service fee and asset-based sales charge to the dealer quarterly in lieu of paying the sales commission and service fee advance at the time of purchase.

13. The introductory phrase in the sixth sub-paragraph of "Waivers for Redemptions of Shares in Certain Cases" in "Waivers of Class B and Class C Sales Charges" on page 41 is replaced with the following:

             distributions from OppenheimerFunds prototype
     401(k) plans and from certain Massachusetts Mutual Life
     Insurance Company prototype 401(k) plans.

14. The section captioned "Special Investor Services" is revised by adding the following after the sub-section captioned "PhoneLink" on page 41:

     Shareholder Transactions by Fax. Beginning May 30, 1997, requests for certain account transactions may be sent to the Transfer Agent by fax (telecopier). Please call 1-800-525-7048 for information about which transactions are included. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.



August 1, 1997                                         PS0420.013

                      OPPENHEIMERFUNDS, INC.
                      TWO WORLD TRADE CENTER
                    NEW YORK, NEW YORK  10048



                                    August 6, 1997

Securities and Exchange Commission
OFICS Filer Support
Mail Stop 0-7, SEC Operations Center
6432 General Green Way
Alexandria, VA  22312

          Re:  Oppenheimer Total Return Fund, Inc.
               Reg. No. 811-490; File No. 2-11052

To the Securities and Exchange Commission:

          An electronic ("EDGAR") filing is hereby being made under Rule 497(e) of the Securities Act of 1933 on behalf of Oppenheimer Total Return Fund, Inc.. This filing consists of a Prospectus supplement and a Statement of Additional Information supplement dated August 1, 1997, to the Prospectus and Statement of Additional Information dated April 18, 1997.

          Any questions regarding this submission are to be directed to the attention of the undersigned.

                                   Very truly yours,


                                   /s/ Kathleen T. Ives
                                   --------------------
                                   Kathleen T. Ives
                                   Assistant Counsel
                                   (303) 768-3331





cc:  Myer, Swanson, Adams & Wolf, P.C.
   Deloitte & Touche LLP
   NASD, Inc.
   Gloria LaFond
   Grace Loffredo

prosp/420stk.mem